Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2015	Mar. 31, 2014
Denso Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.90%	24.90%
Toyota Industries Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.60%	24.70%
Aisin Seiki Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	23.30%	23.40%
Toyota Tsusho Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	22.00%	22.00%
Toyoda Gosei Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	43.00%	43.00%